March 3, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds (the “Trust”) – Post-Effective Amendment No. 176 to the Registration Statement on Form N-1A (the “Amendment”)
1933	Act Registration No. 33-5852

1940 Act Registration No. 811-4676

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, the Trust certifies that:

a.	the form of the Trust’s Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment; and

b.	the text of the Amendment was filed with the Commission via EDGAR on February 25, 2026 (Accession No. 0001193125-26-072303) with an effective date of March 1, 2026.

Please do not hesitate to contact the undersigned at (312) 443-4635 if you have any questions.

Sincerely,

/s/ Meredyth A. Whitford-Schultz
Meredyth A. Whitford-Schultz Secretary

Cc:	Stephanie A. Capistron, Esq. Dechert LLP

Charles F. McCain, Esq.

Diana R. Podgorny, Esq.

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborcapital.com

Distributed by Harbor Funds Distributors, Inc.